Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB EQUITY FUNDS
-AB Sustainable Global Thematic Fund
(each, a “Fund”, and together, the “Funds”)

Supplement dated June 17, 2021 to the Prospectus dated October 30, 2020 for AB Sustainable Global Thematic
Fund
and AB Sustainable International Thematic Fund (
the
“Prospectus”).
The Funds’
Board
of Directors has approved an amendment to the investment advisory agreement for each Fund that reduces the Fund’s management fee, effective June 18, 2021. Effective June 18, 2021, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.
AB Sustainable Global Thematic Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment
)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.11%	.11%	.11%	.26%	.20%	.10%
Other Expenses	.05%	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.16%	.16%	.16%	.31%	.25%	.15%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.07%	1.82%	.82%	1.47%	1.16%	.81%

Fee Waiver and/or Expense Reimbursement(d)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	1.81%	.81%	1.46%	1.15%	.80%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
(d)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$528	$284	*	$83	$149	$117	$82
After 3 Years	$750	$572		$261	$464	$367	$258
After 5 Years	$989	$984		$454	$802	$637	$449
After 10 Years	$1,674	$1,940		$1,013	$1,757	$1,408	$1,001

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB EQUITY FUNDS
-AB Sustainable Global Thematic Fund
(each, a “Fund”, and together, the “Funds”)

Supplement dated June 17, 2021 to the Prospectus dated October 30, 2020 for AB Sustainable Global Thematic
Fund
and AB Sustainable International Thematic Fund (
the
“Prospectus”).
The Funds’
Board
of Directors has approved an amendment to the investment advisory agreement for each Fund that reduces the Fund’s management fee, effective June 18, 2021. Effective June 18, 2021, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.
AB Sustainable Global Thematic Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment
)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.11%	.11%	.11%	.26%	.20%	.10%
Other Expenses	.05%	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.16%	.16%	.16%	.31%	.25%	.15%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.07%	1.82%	.82%	1.47%	1.16%	.81%

Fee Waiver and/or Expense Reimbursement(d)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	1.81%	.81%	1.46%	1.15%	.80%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
(d)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$528	$284	*	$83	$149	$117	$82
After 3 Years	$750	$572		$261	$464	$367	$258
After 5 Years	$989	$984		$454	$802	$637	$449
After 10 Years	$1,674	$1,940		$1,013	$1,757	$1,408	$1,001

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Risk/Return [Heading]	rr_RiskReturnHeading	AB Sustainable Global Thematic Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	$ 528
After 3 Years	rr_ExpenseExampleYear03	750
After 5 Years	rr_ExpenseExampleYear05	989
After 10 Years	rr_ExpenseExampleYear10	$ 1,674
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.81%
After 1 Year	rr_ExpenseExampleYear01	$ 284	[3]
After 3 Years	rr_ExpenseExampleYear03	572
After 5 Years	rr_ExpenseExampleYear05	984
After 10 Years	rr_ExpenseExampleYear10	$ 1,940
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
After 1 Year	rr_ExpenseExampleYear01	$ 83
After 3 Years	rr_ExpenseExampleYear03	261
After 5 Years	rr_ExpenseExampleYear05	454
After 10 Years	rr_ExpenseExampleYear10	$ 1,013
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
After 1 Year	rr_ExpenseExampleYear01	$ 149
After 3 Years	rr_ExpenseExampleYear03	464
After 5 Years	rr_ExpenseExampleYear05	802
After 10 Years	rr_ExpenseExampleYear10	$ 1,757
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
After 1 Year	rr_ExpenseExampleYear01	$ 117
After 3 Years	rr_ExpenseExampleYear03	367
After 5 Years	rr_ExpenseExampleYear05	637
After 10 Years	rr_ExpenseExampleYear10	$ 1,408
AB SUSTAINABLE GLOBAL THEMATIC FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
After 1 Year	rr_ExpenseExampleYear01	$ 82
After 3 Years	rr_ExpenseExampleYear03	258
After 5 Years	rr_ExpenseExampleYear05	449
After 10 Years	rr_ExpenseExampleYear10	$ 1,001

[1]	Management fees have been restated to reflect a contractual reduction in management fees effective June 18, 2021.
[2]	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.
[3]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.